UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer:

	VANGUARD WINDSOR FUNDS
	Vanguard Financial Center
	PO Box 2600
	Valley Forge, Pennsylvania 19482-2600

2.	The name of each series or class of securities for which this Form is filed. (If the Form is
	being filed for all series and classes of securities of the issuer, check the box but do not list
	series or classes):

	[ X ]

3.	Investment Company Act File Number: 811-834

	Securities Act File Number: 2-14336

4(a).	Last day of fiscal year for which this Form is filed:

	October 31, 2021

4(b).	[ ] Check box if this Form is being filed late (I.e., more than 90 calendar days after the
	end of the issuer's fiscal year). (See instruction A.2).

	N/A

	Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(C).	[ ] Check box if this is the last time the issuer will be filing this Form.

	N/A

5.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):		$12,784,225,000

	(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$11,471,884,000

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:	11,815,427,000

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:		$23,287,311,000

		(v) Net sales - if item 5(I) is greater than item 5(iv)
		[subtract Item 5(iv) from Item 5(I)]:		$0

		(vi) Redemption credits available for use in future years	$ (10,503,086,000)
		-- if Item 5(I) is less than Item 5(iv) [subtract item
		5(iv) from Item 5(I)]:

		(vii) Multiplier for determining registration fee (See	x	0.0000927
		Instruction C.9):

		(viii) Registration fee due [multiply Item 5(v) by Item	=	$0.00
		5(vii)] (enter "0" if no fee is due):

6.		Prepaid Shares

	If the response to item 5(I) was determined by deducting an amount of securities that were registered under
		the Securities Act of 1933 pursuant to the rule 24e-2 as in effect before [effective date of rescission
		of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
		. If there is a number of shares or other units that were registered pursuant to
	rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
		for use by the issuer in future fiscal years, then state that number here: ___________.

7.		Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal
		year (see Instruction D):	+	$0.00

8.		Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
		line 7]:	=	$0.00

9.		Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:	[ X ] Wire Transfer
		[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ ANNE E. ROBINSON

Anne E. Robinson, General Counsel

Date	January 13, 2022

*Please print the name and title of the signing officer below the signature.